Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 03, 2016
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Mar. 03, 2016
Document Effective Date	Mar. 03, 2016
Prospectus Date	Feb. 29, 2016
DIREXION ZACKS MLP HIGH INCOME SHARES | DIREXION ZACKS MLP HIGH INCOME SHARES
Prospectus:
Trading Symbol	ZMLP
Direxion Daily Mid Cap Bear 3X Shares | Direxion Daily Mid Cap Bear 3X Shares
Prospectus:
Trading Symbol	MIDZ
Direxion Daily S&P 500(R) Bear 3X Shares | Direxion Daily S&P 500(R) Bear 3X Shares
Prospectus:
Trading Symbol	SPXS
Direxion Daily Small Cap Bear 3X Shares | Direxion Daily Small Cap Bear 3X Shares
Prospectus:
Trading Symbol	TZA
Direxion Daily FTSE China Bear 3X Shares | Direxion Daily FTSE China Bear 3X Shares
Prospectus:
Trading Symbol	YANG
Direxion Daily Developed Markets Bear 3X Shares | Direxion Daily Developed Markets Bear 3X Shares
Prospectus:
Trading Symbol	DPK
Direxion Daily Emerging Markets Bear 3X Shares | Direxion Daily Emerging Markets Bear 3X Shares
Prospectus:
Trading Symbol	EDZ
Direxion Daily Russia Bear 3X Shares | Direxion Daily Russia Bear 3X Shares
Prospectus:
Trading Symbol	RUSS
Direxion Daily Gold Miners Index Bear 3X Shares | Direxion Daily Gold Miners Index Bear 3X Shares
Prospectus:
Trading Symbol	DUST
Direxion Daily Healthcare Bear 3X Shares | Direxion Daily Healthcare Bear 3X Shares
Prospectus:
Trading Symbol	SICK
DIREXION DAILY JUNIOR GOLD MINERS INDEX BEAR 3X SHARES | DIREXION DAILY JUNIOR GOLD MINERS INDEX BEAR 3X SHARES
Prospectus:
Trading Symbol	JDST
Direxion Daily Natural Gas Related Bear 3X Shares | Direxion Daily Natural Gas Related Bear 3X Shares
Prospectus:
Trading Symbol	GASX
Direxion Daily Regional Banks Bear 3X Shares | Direxion Daily Regional Banks Bear 3X Shares
Prospectus:
Trading Symbol	WDRW
Direxion Daily Semiconductor Bear 3X Shares | Direxion Daily Semiconductor Bear 3X Shares
Prospectus:
Trading Symbol	SOXS
Direxion Daily Energy Bear 3X Shares | Direxion Daily Energy Bear 3X Shares
Prospectus:
Trading Symbol	ERY
Direxion Daily Financial Bear 3X Shares | Direxion Daily Financial Bear 3X Shares
Prospectus:
Trading Symbol	FAZ
Direxion Daily Real Estate Bear 3X Shares | Direxion Daily Real Estate Bear 3X Shares
Prospectus:
Trading Symbol	DRV
Direxion Daily S&P Biotech Bear 3X Shares | Direxion Daily S&P Biotech Bear 3X Shares
Prospectus:
Trading Symbol	LABD
Direxion Daily Homebuilders & Supplies Bear 3X Shares | Direxion Daily Homebuilders & Supplies Bear 3X Shares
Prospectus:
Trading Symbol	CLAW